Capital lease obligation (Details) - CAD ($)	Dec. 31, 2017	Dec. 31, 2016
Capital Lease Obligation Details
Capital lease obligation, Gross	$ 124,697	$ 161,466
Less current portion	(39,579)	(36,769)
Capital lease obligation, Net	$ 85,118	$ 124,697